FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 31, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”) Federated Hermes Total Return Bond ETF (the “Fund “)
1933 Act File No. 333-258934 1940 Act File No. 811-23730

Dear Sir or Madam:

Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 9 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on December 1, 2023 pursuant to the provisions of Rule 485(a) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. A Rule 485(a) filing is being made to add the Fund as a new series of the Registrant.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at julie.meyers@federatedhermes.com or (724) 720-8834.

Very truly yours,

/s/ Julie D. Meyers
Julie D. Meyers
Senior Paralegal
Federated Hermes, Inc.